PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT

NOTE 5 – PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	December 31,
	2014	2013
Assets:
Office equipment	$52,615	$37,982
Accumulated depreciation and amortization	(25,013)	(10,184)
Carrying value	$27,602	$27,798

Depreciation expense was $14,829 and $7,184 for the years ended December 31, 2014 and 2013, respectively.